Consolidated Balance Sheets - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Current assets
Cash and cash equivalents	$ 178,846	$ 7,795	$ 12,793
Restricted cash	1,133	1,355	1,104
Marketable securities			23,367
Accounts receivable, net	21,458	15,548	10,238
Prepaid expenses and other assets	9,259	5,296	3,512
Deferred commissions	2,224	1,677	2,106
Total current assets	212,920	31,671	53,120
Property and equipment, net	7,242	8,241	5,231
Right-of-use-assets	12,345	14,065
Deferred commissions, net of current portion	2,995	2,087	753
Total assets	235,502	56,064	59,104
Current liabilities
Accounts payable	5,566	3,881	5,463
Accrued liabilities	2,584	5,849	2,618
Deferred revenue	11,842	9,399	10,429
Current portion of long-term debt	11,895	2,363	946
Current portion of operating lease liabilities	3,074	2,718
Other current liabilities	17,516	9,704	7,934
Deferred rent and leasehold incentive obligations			247
Total current liabilities	52,477	33,914	27,637
Deferred revenue, net of current portion	1,127	1,492	2,136
Long-term debt, net of current portion	10,000	38,502	23,415
Operating lease liabilities, net of current portion	13,400	15,705
Deferred rent and leasehold incentive obligations, net of current portion			946
Total liabilities	77,004	89,613	54,134
Commitments and contingencies (Note 6)
Stockholders' equity (deficit)
Common stock	7	2	2
Additional paid-in capital	457,681	17,244	13,261
Accumulated other comprehensive loss			(14)
Accumulated deficit	(299,190)	(274,549)	(224,725)
Total stockholders' equity (deficit)	158,498	(257,303)	(211,476)
Total liabilities, convertible preferred stock, and stockholders' equity (deficit)	$ 235,502	56,064	59,104
Convertible Preferred Stock
Convertible preferred stock
Convertible preferred stock		$ 223,754	$ 216,446